UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  November 12, 2004

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $888,039

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100    16477 60378.0000SH      SOLE               27453.0000        32925.0000
ALLSTAR INNS INC COM           COM              019889104        0 17500.0000SH      SOLE               10300.0000         7200.0000
ARCH WIRELESS INC CL A         COM              039392709     4799 167041.0000SH     SOLE              167041.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   173560 2003.0000SH       SOLE                 280.0000         1733.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    88315 30761.0000SH      SOLE                4997.0000        25764.0000
CAPITAL SOUTHWEST CORP COM     COM              140501107     1245 16377.0000SH      SOLE               16377.0000
CITIBANK WEST FSB-SCLP         COM              17306J202        8 12000.0000SH      SOLE                                 12000.0000
CITIGROUP                      COM              172967101      265 6005.0000SH       SOLE                   5.0000         6000.0000
COCA COLA CO                   COM              191216100     1580 39450.0000SH      SOLE                  77.0000        39373.0000
DAILY JOURNAL CORP COM         COM              233912104     1296 38125.0000SH      SOLE               29125.0000         9000.0000
DUKE ENERGY CORP COM           COM              264399106     5444 237840.0000SH     SOLE              150000.0000        87840.0000
ECHOSTAR COMMNTNS NEW CL A     COM              278762109     4769 153250.0000SH     SOLE              110000.0000        43250.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     2672 76900.0000SH      SOLE               65500.0000        11400.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105     2430 781615.0000SH     SOLE              424684.0000        356931.000
GLADSTONE CAPITAL CORP COM     COM              376535100    13413 590604.0000SH     SOLE              167777.0000        422827.000
GLADSTONE COML CORP COM        COM              376536108     6484 400000.0000SH     SOLE              400000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      436 3926.0000SH       SOLE                 133.0000         3793.0000
GYRODYNE CO AMER INC COM       COM              403820103      394 11026.0000SH      SOLE                 770.0000        10256.0000
HEALTH MGMT ASSOC INC CL A     COM              421933102     3820 186960.0000SH     SOLE              124000.0000        62960.0000
HOMEFED CORP                   COM              43739D307    13734 321272.2000SH     SOLE              241295.0000        79977.2000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     2517 31537.0000SH      SOLE                 133.0000        31404.0000
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      326 16264.3610SH      SOLE                   8.0000        16256.3610
LEUCADIA NATL                  COM              527288104   227321 4012731.0000SH    SOLE             1666315.0000        2366416.00
MARKEL CORP                    COM              570535104    21810 70721.0000SH      SOLE               11795.0000        58926.0000
MCI INC COM                    COM              552691107   153751 9179165.0000SH    SOLE             4473728.0000        5114637.00
MERCURY GENL CORP NEW          COM              589400100    53348 1008667.0000SH    SOLE              105052.0000        903615.000
MERITOR SVGS BK PA COM         COM              590007100      183 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      241 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      247 5010.0000SH       SOLE                  10.0000         5000.0000
PFIZER INC COM                 COM              717081103      252 8251.0000SH       SOLE                   1.0000         8250.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    27535 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101      212 37500.0000SH      SOLE                                 37500.0000
WELLS FARGO & CO               COM              949746101     6942 116410.0000SH     SOLE                  50.0000        116360.000
WELLSFORD REAL PPTYS COM       COM              950240101      172 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      598 1702.0000SH       SOLE                   2.0000         1700.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    50214 95463.0000SH      SOLE               83500.0000        11963.0000
HOUSEHOLD CAP TR               PFD              44180s207      759    28800 SH       SOLE                                      28800
CITIGROUP INC LITIGATION WT EX WT               172967127      470   331000 SH       SOLE                   329000              2000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000